Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 140,496	$ 142,817
Gross Unrealized Gains	264	1,878
Gross Unrealized Losses	20,072	462
Fair Value	120,688	144,233
Weighted Average Yield	3.40%	4.82%
Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	38,570
Fair Value	37,913
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	12,560
Fair Value	11,575
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	20,015
Fair Value	14,764
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	69,351
Fair Value	56,436
US Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	115	140
Gross Unrealized Gains	7	4
Gross Unrealized Losses	0	0
Fair Value	122	144
Weighted Average Yield	5.45%	5.45%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	115	140
Gross Unrealized Gains	7	4
Gross Unrealized Losses	0	0
Fair Value	122	144
Weighted Average Yield	5.45%	5.45%
Other Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,500	26,500
Gross Unrealized Gains	0	31
Gross Unrealized Losses	646	0
Fair Value	25,854	26,531
Weighted Average Yield	3.37%	3.38%
Other Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,000	250
Gross Unrealized Gains	0	0
Gross Unrealized Losses	645	0
Fair Value	25,355	250
Weighted Average Yield	3.41%	0.86%
Other Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	500	26,250
Gross Unrealized Gains	0	31
Gross Unrealized Losses	1	0
Fair Value	499	26,281
Weighted Average Yield	1.33%	3.40%
Other Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Other Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	113,881	116,177
Gross Unrealized Gains	257	1,843
Gross Unrealized Losses	19,426	462
Fair Value	94,712	117,558
Weighted Average Yield	3.40%	5.15%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	12,570	2,420
Gross Unrealized Gains	0	8
Gross Unrealized Losses	12	0
Fair Value	12,558	2,428
Weighted Average Yield	2.06%	5.74%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	12,060	21,335
Gross Unrealized Gains	0	520
Gross Unrealized Losses	984	19
Fair Value	11,076	21,836
Weighted Average Yield	5.91%	3.63%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	20,015	18,780
Gross Unrealized Gains	0	866
Gross Unrealized Losses	5,251	5
Fair Value	14,764	19,641
Weighted Average Yield	6.06%	6.03%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	69,236	73,642
Gross Unrealized Gains	257	449
Gross Unrealized Losses	13,179	438
Fair Value	$ 56,314	$ 73,653
Weighted Average Yield	2.43%	5.35%